Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax
Summary of deferred income tax

	Consolidated statement of		Consolidated statement of
	financial position as of		comprehensive income for the
	December 31		year ended
	2022	2023	2022		2023
			PL	OCI	PL	OCI
Intangible assets	(716)	104	61	—	820	—
Trade and other payables	493	406	230	—	(87)	—
Trade and other receivables	6	106	(64)	—	83	—
Debt instruments	—	143	(9)	(52)	23	123
Tax loss carry forwards	3	26	(24)	—	23	—
Loans issued	(33)	105	(25)	—	138	—
Lease obligations	43	86	(91)	—	43	—
Property and equipment	(103)	150	37	—	253	—
Taxes on unremitted earnings	(1,122)	(72)	(257)	—	1,050	—
Other	(210)	(116)	(127)	—	91	—
Net deferred income tax assets/ (liabilities)	(1,639)	938	(269)	(52)	2,437	123
including:
Deferred tax assets	208	29
Deferred tax assets held for sale	—	985
Deferred tax liabilities	(1,847)	(76)

	2021	2022	2023
Deferred income tax asset/(liability), net as of January 1	(952)	(1,139)	(1,639)
Effect of business combinations	—	(179)	17
Deferred tax benefit/(expense)	(187)	(321)	2,560
Deferred tax assets held for sale	—	—	(985)
Deferred income tax asset/(liability), net as of December 31	(1,139)	(1,639)	(47)

Summary of income tax expense

	2021	2022	2023
Total tax expense
Current income tax expense	(178)	(163)	(262)
Deferred tax benefit/(expense)	(312)	(381)	2
Income tax expense reported in the statement of profit or loss	(490)	(544)	(260)

Schedule of reconciliation of theoretical and actual income tax expense

	2021	2022	2023
Profit/(Loss) before tax from continuing operations	8,230	(1,192)	2,647
Profit before tax from discontinued operations	12,386	19,376	2,298
Accounting profit before tax	20,616	18,184	4,945
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(3,464)	(3,799)	(862)
Windfall tax	—	—	(449)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	1,098	82	147
Non-deductible expenses	(319)	(335)	(1,510)
Taxes on unremitted earnings	(338)	(373)	825
Unrecognized deferred tax assets	(57)	(4)	(20)
Total income tax expense	(3,080)	(4,429)	(1,869)
Income tax attributable to continuing operations	(490)	(544)	(260)
Income tax attributable to discontinued operations	(2,590)	(3,885)	(1,609)